Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Schedule of the revenue information of the Group

	Year Ended December 31,
	2020	2021	2022
	$	$	$
E-commerce of disount coupons	547,895,262	411,097,123	182,940,792
E-commerce of commission coupons	—	—	95,522,903
Online advertising	170,782,688	122,522,232	64,707,215
Listing	848,033	497,615	11,274
	719,525,983	534,116,970	343,182,184